Trade Receivables - Summary of impairments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Financial assets	¥ 808,196	¥ 81,438
Within 1 year
Disclosure of provision matrix [line items]
Expected credit loss rate	6.00%	4.00%
Within 1 year | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 133,353	¥ 38,237
Within 1 year | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 8,595	¥ 1,666
1-2 years
Disclosure of provision matrix [line items]
Expected credit loss rate	12.00%	11.00%
1-2 years | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 5,903	¥ 2,124
1-2 years | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 701	239
2-3 years
Disclosure of provision matrix [line items]
Expected credit loss rate	84.00%
2-3 years | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 272	0
2-3 years | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 228
Over 3 years | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 0